Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Mar. 31, 2022	$ 30,000	$ 2,934,595	$ 7,264,531	$ (34,024)	$ 10,195,102
Balance (in Shares) at Mar. 31, 2022	30,000,000
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost	$ 5,000	22,487,840			22,492,840
Issuance of ordinary shares pursuant to initial public offering (“IPO”), net of offering cost (in Shares)	5,000,000
Share-based compensation	$ 5	50,132			50,137
Share-based compensation (in Shares)	4,635
Repurchase of warrants		(300,000)			(300,000)
Net income (loss)			3,397,743		3,397,743
Foreign currency translation adjustment				115,501	115,501
Balance at Mar. 31, 2023	$ 35,005	25,172,567	10,662,274	81,477	35,951,323
Balance (in Shares) at Mar. 31, 2023	35,004,635
Issuance of ordinary shares pursuant to a private placement, net of offering cost	$ 2,000	4,387,992			4,389,992
Issuance of ordinary shares pursuant to a private placement, net of offering cost (in Shares)	2,000,000
Acquisition of net assets under common control		(705,200)			(705,200)
Share-based compensation	$ 12	48,591			48,603
Share-based compensation (in Shares)	11,172
Net income (loss)			1,051,539		1,051,539
Foreign currency translation adjustment				(205,352)	(205,352)
Balance at Mar. 31, 2024	$ 37,017	28,903,950	11,713,813	(123,875)	40,530,905
Balance (in Shares) at Mar. 31, 2024	37,015,807
Share-based compensation	$ 29	72,194			72,223
Share-based compensation (in Shares)	28,668
Net income (loss)			(5,969,348)		(5,969,348)
Foreign currency translation adjustment				251,524	251,524
Balance at Mar. 31, 2025	$ 37,046	$ 28,976,144	$ 5,744,465	$ 127,649	$ 34,885,304
Balance (in Shares) at Mar. 31, 2025	37,044,475